Amounts Receivable	12 Months Ended
Dec. 31, 2020
Disclosure Of Amounts Receivable [Abstract]
Amounts Receivable
5.	AMOUNTS RECEIVABLE

	December 31, 2020	December 31, 2019

GST/HST receivable	$604	$936

Other receivable	193	752

Total	$797	$1,688